Income Taxes (Tables)	6 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes

	For the six months ended December 31, 2019	For the six months ended December 31, 2018
	(unaudited)	(unaudited)
Cayman and BVI	$(2,322,496)	$(2,777,778)
PRC	(5,179,544)	(293,935)
	$(7,502,040)	$(3,071,713)

Schedule of deferred tax assets
	December 31, 2019	June 30, 2019
Deferred tax assets	(unaudited)
Allowance for doubtful accounts	$3,774,698	$3,248,050
Accrued claims charges	1,181,300	1,139,526
Impairment loss of long-lived assets	393,673	393,673
Net operating loss carryforward in China	688,721	477,887
Net operating loss carryforward in the U.S.	10,098	39,662
Valuation allowance	(6,048,490)	(5,298,798)
Total net deferred tax assets	$-	$-